Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Mobile laser surgical services provider
Acquisitions
Schedule of the fair values of the assets acquired and liabilities assumed at the acquisition date

(in thousands)
Inventories	$8
Property and equipment	100
Intangible assets	870
Goodwill	55
Total purchase price	$1,033

Surgical laser equipment service provider
Acquisitions
Schedule of the fair values of the assets acquired and liabilities assumed at the acquisition date

(in thousands)
Inventories	$50
Property and equipment	931
Goodwill	2,144
Intangible assets	3,192
Accrued compensation	(14)
Total purchase price	$6,303

RES
Acquisitions
Schedule of the fair values of the assets acquired and liabilities assumed at the acquisition date

(in thousands)
Net working capital	$1,698
Property and equipment	765
Intangible assets	6,118
Goodwill	7,171
Capital lease	(176)
Total purchase price	$15,576